Commitments and contingencies	12 Months Ended
Jun. 30, 2019
Commitments and contingencies
Commitments and contingencies

Note 14 – Commitments and contingencies

Lease commitments

The Company has entered into five non-cancellable operating lease agreements for one processing plant, one office space, one employee housing and two market spaces for the grocery stores expiring through February 2028. The Company’s commitment for minimum lease payment under these operating leases for the next five years is as follow:

Twelve months ending June 30,	Minimum lease payment
2020	$234,291
2021	233,339
2022	239,767
2023	248,205
2024	256,677
Thereafter	519,321
Total minimum payments required (1)	$1,731,600
(1)

Current lease commitment table excludes an existing lease entered by CQ Pengmei in August 2017 due to fire safety requirement not being met by the landlord for which the Company has temporarily stopped operation in August 2018. Per the Company’s PRC counsel, it is more than probable that the Company does not require to fulfill the remaining term of such lease contract.

Rent expense (including amounts in cost of goods sold) for the years ended June 30, 2019, 2018 and 2017 was $348,408,  $58,541 and $88,368, respectively.

In September 2019, the Company has entered into one non-cancellable operating lease agreement for one office space from September 2019 through September 2024, which lease commitments have been included in the above minimum lease payments table.

Guarantees

a)	Related parties

As of June 30, 2019, CQ Penglin, the Company’s CEO, her husband and her elder son, and an unrelated third party Chongqing Education Guaranty Co., Ltd. jointly guaranteed approximately $1.3 million (RMB 9,000,000) loan that a related-party borrowed from the bank (see Note 9):

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,310,654	December 25, 2019

The Company did not, however, accrue any liability in connection with such a guarantee because the borrowers have been current in its repayment obligation and the Company has not experienced any losses from providing such guarantee. As of the date of this report, the Company has evaluated the guarantee and has concluded that the likelihood of having to make any payments under the guarantee agreement is remote. If CQ Mingwen is unable to repay the loan upon maturity, assets of GA Yongpeng may be liquated to pay back the loan.

b)	Unrelated party

Prior to June 30, 2018, the Company guaranteed approximately $0.7 million (RMB 5,000,000) in bank loan of an unrelated third-party as follows:

Name of party being guaranteed	Guaranteed amount
Hunan Huade Food Co. Ltd. (borrower)	$728,141

On May 16, 2016, CQ Mingwen, CQ Penglin, GA Yongpeng and Mr. Mingwen Wang (together, the “Guarantors”) entered into a guarantee contract (the “Guarantee Contract”) with Yuanyang Minyu Micro-Loan Co. Ltd (the “Lender”), a PRC company, for a term from May 16, 2016 to May 15, 2018, to guarantee an unpaid principal of RMB 2,000,000 plus interest based on a Loan Contract between the Lender and Hunan Huade Food Co., Ltd. (the “Borrower”) dated May 26, 2014. Under the Loan Agreement, the Lender agreed to loan the Borrower RMB 5,000,000 (the “Loan”). The Borrower agreed to pay interest at a monthly rate of 1.8% to the Lender and to repay the principal on or before September 25, 2014 (the “Due Date”). An additional default amount would accrue at a monthly rate of 0.9% would apply to any amount that was not repaid on or before the Due Date. The Borrower failed to repay the principal and interest. The Lender filed a civil lawsuit against the Lender and the Guarantees. On April 27, 2018, Chongqing Second Intermediate People’s Court made a final civil judgment (the “Judgement”), concluding:

(1)

The Loan Contract and the Guarantee Contract are valid. The Borrower should repay the outstanding principal of RMB 1,096,181.02, plus interest at a monthly rate of 2.0% from November 17, 2016 to the date of full repayment and the accrued default amount (collectively, the “Debt”) within 10 days after the Judgment came into effect. If the Borrower failed to repay within 10 days, a monthly interest rate of 4% would apply form the 11th day from the Judgement came into effect to the payoff date to the Lender.

(2)	The Guarantors should undertake joint and several guarantee liability for the repayment of the Debt.
(3)	The Borrower and the Guarantors should also jointly pay the litigation cost of RMB 25,930.

On July 4, 2018, the Lender and the Guarantors entered into an Agreement (the “Agreement”) under the mediation of the People’s Court of Yunyang, based on which the Guarantors should (i) pay RMB 500,000 (the “First Payment”) to the Lender before July 15, 2018, (ii) pay RMB 500,000 (the “Second Payment”) to the Lender before September 30, 2018, and (3) pay the rest principal, interest and default fine (the “Third Payment”) before November 30, 2018. The People’s Court of Yunyang agreed to release the Guarantors frozen bank accounts after the Guarantors pay off the First Payment. On July 12, 2018, Mr. Mingwen Wang agreed to waive the liabilities of CQ Mingwen, CQ Penglin, GA Yongpeng and personally become responsible for all three payments. In July 2018 and October 2018, Mr. Mingwen Wang made two payments of RMB 500,000 each to the Lender, respectively. In June 2019, Mr. Mingwen Wang paid the remaining principal, interest and default fine and the case has closed.

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from, lease disputes, commercial disputes, worker compensation complaints, default on guaranteeing third party lease obligations, and default on loans. The Company first determines whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss, the loss will be accrued. The Company discloses a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated.

As of June 30, 2019, the amounts of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
1) Leases	$21,974
2) Worker compensation	21,681
Total	$43,655

As of June 30, 2019, the amounts of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
1) Guarantees	$262,413
2) Commercial	30,458
3) Leases	115,933
4) Worker compensation	7,269
Total	$416,073

The Company received two complaints related to an approximately $1.5 million (RMB 10,000,000) loan that was due on November 13, 2018  and another approximately $2.9 million (RMB 20,000,000) loan due on January 2, 2019 (See Note 10 – Chongqing Puluosi Small Mortgage Co., Ltd.). The following amounts have been accrued in the accompanying consolidated financial statements for the year ended June 30, 2019: (a) interest of approximately $27,000 up to November 13, 2018, (b) interest at a default interest rate of 18% totaling approximately $34,000 up to November 13, 2018 and (c) estimated legal cost of approximately $18,000.  The Company settled the renewal term of these loans with the lender in October 2019 (See Note 10 – Chongqing Puluosi Small Mortgage Co., Ltd.*) and the complaints were withdrawn by the lender.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Xiangtai WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.